Stockholders' Deficiency	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Stockholders' Deficiency

Note 7 – Stockholders’ Deficiency

Authorized Capital and 2010 Equity Plan

In March 2019, the Board of Directors of the Company approved an increase in the number of authorized shares of common stock to 150,000,000, subject to shareholder approval. Additionally, the Board of Directors approved an increase in the number of authorized shares issuable under the Company’s 2010 Equity Participation Plan to 20,000,000, subject to shareholder approval. In May 2019, such shareholder approval was obtained.

In March 2019, the Board of Directors determined to submit to the Company’s shareholders for their approval amendments to the Certificate of Incorporation of the Company (with the Board of Directors having the authority to select and file one such amendment) to effect a reverse split of the Company’s common stock at a ratio of not less than 1-for-2 and not more than 1-for-20, with the Board of Directors having the discretion as to whether or not the reverse stock split is to be effected, and with the exact ratio of any reverse stock split to be set at a whole number within the above range as determined by the Board of Directors in its discretion. Concurrently, the Board of Directors determined to submit to the Company’s shareholders for their approval a proposal to authorize the Board of Directors, in the event the reverse stock split proposal is approved by the shareholders, in its discretion, to reduce the number of authorized shares of common stock in proportion to the percentage decrease in the number of outstanding shares of common stock resulting from the reverse split (or a lesser decrease in authorized shares of common stock as determined by the Board of Directors in its discretion). In May 2019, the Company’s shareholders approved the foregoing proposals.

Compensatory Common Stock Issuance

During the six months ended June 30, 2019, the Company issued 75,000 shares of immediately vested common stock valued at $30,000 to a consultant for services rendered.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Common Stock and Warrant Offerings

During the six months ended June 30, 2019, the Company issued an aggregate of 2,191,111 shares of common stock of the Company, five-year immediately vested warrants to purchase an aggregate of 1,135,556 shares of common stock of the Company at exercise prices ranging from $0.85 per share to $1.00 per share and one-year immediately vested warrants to purchase an aggregate of 1,055,555 shares of common stock of the Company at an exercise price of $0.70 per share to certain investors for aggregate gross proceeds of $1,156,000. The warrants had an aggregate grant date fair value of $899,689. The warrants were subject to the Company’s sequencing policy and, as a result, were initially recorded as derivative liabilities. See Note 8 – Derivative Liabilities for additional details.

Stock Warrants

Warrant Compensation

See Note 6 – Commitments and Contingences for additional details associated with the issuance of a warrant in connection with a consulting agreement extension.

The Company recorded stock–based compensation expense of $0 and $56,000 for the three and six months ended June 30, 2019, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the unaudited condensed consolidated statements of operations. For the three and six months ended June 30, 2018, the Company recorded stock–based compensation expense of $0 and $48,192, respectively, related to stock warrants issued as compensation.

Warrant Activity Summary

In applying the Black-Scholes option pricing model to warrants granted or issued, the Company used the following assumptions:

	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Risk free interest rate	1.84% - 2.37%	2.83%	1.84% - 2.62%	1.92% - 2.83%
Contractual term (years)	1.00 - 5.00	5.00	1.00 - 5.00	1.98 - 5.00
Expected volatility	136% - 139%	136%	136% - 150%	128% - 136%
Expected dividends	0.00%	0.00%	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the three and six months ended June 30, 2019 was approximately $0.34 and $0.42 per share, respectively. The weighted average estimated fair value of the warrants granted during the three and six months ended June 30, 2018 was approximately $1.23 and $1.22 per share, respectively.

A summary of the warrant activity during the six months ended June 30, 2019 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, January 1, 2019	3,483,403	$3.63
Issued	2,456,111	0.78
Expired	(86,562)	5.15
Outstanding, June 30, 2019	5,852,952	$2.41	2.3	$-

Exercisable, June 30, 2019	5,852,952	$2.41	2.3	$-

The following table presents information related to stock warrants at June 30, 2019:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.56 - $0.99	2,456,111	3.0	2,456,111
$1.00 - $1.99	844,444	0.5	844,444
$2.00 - $2.99	75,000	4.3	75,000
$3.00 - $3.99	70,000	4.0	70,000
$4.00 - $4.99	2,102,135	2.0	2,102,135
$5.00 - $5.99	195,989	2.0	195,989
$6.00 - $7.99	40,000	1.1	40,000
$8.00 - $9.99	2,500	0.4	2,500
$10.00 - $15.00	66,773	0.6	66,773
	5,852,952	2.3	5,852,952

Stock Options

In March 2019, the Board of Directors reduced the exercise price of outstanding stock options for the purchase of an aggregate of 4,631,700 shares of common stock of the Company (with exercise prices ranging between $1.00 and $4.70 per share) to $0.75 per share, which was the closing price for the Company’s common stock on the day prior to determination, as reported by the OTCQB market. The exercise price reduction related to options held by, among others, the Company’s officers, directors, advisors and employees. The incremental value of the modified options compared to the original options, both valued as of the respective modification date, of $452,637 is being recognized over the vesting term of the options.

The following table presents information related to stock options at June 30, 2019:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$0.75 - $0.99	4,623,367	6.9	3,167,037
$1.00 - $5.99	43,668	0.8	43,668
$6.00 - $19.99	37,500	4.5	37,500
$20.00 - $30.00	35,000	2.7	35,000
	4,739,535	6.8	3,283,205

The following table presents information related to stock option expense:

						Weighted
						Average
						Remaining
	For the Three Months Ended		For the Six Months Ended		Unrecognized at	Amortization
	June 30,		June 30,		June 30,	Period
	2019	2018	2019	2018	2019	(Years)
Consulting	$175,567	$241,590	$471,649	$505,817	$181,413	1.3
Research and development	96,138	68,593	245,932	144,438	398,589	1.8
General and administrative	171,099	517,004	454,901	1,011,552	633,859	1.4
	$442,804	$827,187	$1,172,482	$1,661,807	$1,213,861	1.5

Note 10 – Stockholders’ Deficiency

Authorized Capital

As of December 31, 2018, the Company was authorized to issue 75,000,000 shares of common stock, $0.001 par value, and 20,000,000 shares of preferred stock, $0.01 par value. The holders of the Company’s common stock are entitled to one vote per share. Subject to the rights of holders of preferred stock, if any, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Subject to the rights of holders of preferred stock, if any, upon liquidation, dissolution or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution. No preferred stock has been issued through December 31, 2018.

2010 Equity Participation Plan

During the year ended December 31, 2018, the Compensation Committee and the Company’s stockholders, respectively, approved an increase in the number of shares authorized to be issued pursuant to the Company’s 2010 Equity Participation Plan from 4,250,000 to 10,000,000. As of December 31, 2018, 5,204,132 shares were reserved for future grant under the Company’s 2010 Equity Participation Plan.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at an annual rate ranging from 0% to 5% for options granted during the years ended December 31, 2018 and 2017. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. The Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Common Stock and Warrant Offerings

During the year ended December 31, 2017, the Company issued an aggregate of 361,335 shares of common stock of the Company and five-year immediately vested warrants to purchase an aggregate of 371,335 shares of common stock of the Company at an exercise price of $4.00 per share to investors for aggregate gross proceeds of $1,084,000. The warrants had an aggregate grant date fair value of $601,595.

During the year ended December 31, 2018, the Company issued an aggregate of 70,000 shares of common stock of the Company and five-year immediately vested warrants to purchase an aggregate of 70,000 shares of common stock of the Company at an exercise price of $3.50 per share to investors for aggregate gross proceeds of $175,000. The warrants had an aggregate grant date fair value of $87,300.

Compensatory Common Stock Issuances

See Note 6 – Accrued Expenses and Other Current Liabilities for details regarding exchanges of accrued expenses for shares of common stock and warrants to a consultant and certain directors of the Company. See Note 9 – Commitments and Contingencies for details regarding an exchange of accrued consulting fees for shares of common stock and warrants.

During the year ended December 31, 2017, the Company issued 10,000 shares of immediately vested common stock valued at $20,000 to a consultant for services rendered during the year.

During the year ended December 31, 2018, the Company issued 35,000 shares of immediately vested common stock valued at $52,500 to a consultant for services rendered during the year.

Stock Warrants

Warrant Compensation

During the year ended December 31, 2017, the Company extended a previously expired agreement with a consultant from January 1, 2017 to December 31, 2017. In connection with this extension, the Company issued to the consultant an immediately vested five-year warrant to purchase 25,000 shares of common stock at an exercise price of $4.00 per share. The issuance date fair value of $40,763 was immediately recognized as stock-based compensation expense which is reflected in consulting expense in the consolidated statements of operations.

During the year ended December 31, 2017, the Company extended a previously expired agreement with a consultant from January 1, 2017 to June 30, 2017. In connection with this extension, the Company issued a five-year immediately vested warrant to purchase 20,000 shares of common stock at an exercise price of $4.50 per share. The warrant grant date fair value of $30,440 was recognized immediately as stock-based compensation expense which is reflected as consulting expense in the consolidated statements of operations.

During the year ended December 31, 2017, the Company issued an immediately vested five-year warrant to purchase 25,000 shares of common stock at an exercise price of $4.00 per share to a consultant for services rendered. The warrant grant date fair value of $40,275 was recognized immediately as stock-based compensation expense and is reflected as consulting expense in the consolidated statements of operations.

During the year ended December 31, 2017, the Company extended a previously expired agreement with a consultant from October 1, 2017 to May 31, 2018. In connection with this extension, the Company issued a five-year immediately vested warrant to purchase 35,000 shares of common stock at an exercise price of $4.00 per share. The warrant grant date fair value of $56,434 was recognized immediately as stock-based compensation expense which is reflected as consulting expense in the consolidated statements of operations.

During the year ended December 31, 2018, the Company issued an immediately vested five-year warrant to purchase 75,000 shares of common stock of the Company at an exercise price of $2.00 per share to a consultant for services rendered. The warrant grant date fair value of $46,658 was recognized immediately as stock-based compensation expense and is reflected as consulting expense in the consolidated statements of operations with a corresponding credit to derivative liabilities as a result of the warrant being subject to the Company’s sequencing policy. See Note 11 – Derivative Liabilities for additional details.

See Note 9 - Commitments and Contingencies for additional details associated with the issuance of common stock and warrants in connection with consulting agreement extensions.

The Company recorded stock–based compensation expense of $137,956 and $167,912 during the years ended December 31, 2018 and 2017, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the consolidated statements of operations. As of December 31, 2018, there was no unrecognized stock-based compensation expense related to stock warrants.

Warrant Modifications and Exercises

During the year ended December 31, 2017, the Company issued an aggregate of 410,625 shares of common stock pursuant to the exercise of warrants for aggregate gross proceeds of $821,250. The shares were issued pursuant to a warrant repricing program under which the exercise price for certain outstanding and exercisable warrants for the purchase of shares of common stock of the Company was reduced to $2.00 per share (reduced from exercises prices ranging from $4.00 to $30.00 per share). In connection with the share issuances, the Company issued to the purchasers of such shares additional two-year warrants for the purchase of an aggregate of 102,656 shares of common stock of the Company at an exercise price of $4.00 per share. The Company recognized a warrant modification charge of $6,618 during the year ended December 31, 2017, which represents the incremental value of the modified warrants and additional warrants issued as compared to the original warrants, both valued as of the respective modification dates.

During the year ended December 31, 2017, with respect to a warrant held by an investor, the Company agreed that (i) the conditions to the exercisability of the warrant for tranches to purchase an aggregate of 35,000 shares were eliminated, such that the entire warrant to purchase 50,000 shares of common stock was exercisable, and (ii) the exercise price of the warrant was reduced from an exercise price of $30.00 per share to $3.50 per share. Concurrent with the modification of the warrant, the investor exercised the warrant in full for aggregate gross proceeds to the Company of $175,000. The Company recognized a warrant modification charge of $4,500 during the year ended December 31, 2017, which represents the incremental value of the modified warrant as compared to the original warrant, both valued as of the respective modification dates which is reflected in warrant modification expense in the consolidated statement of operations.

During the year ended December 31, 2017, with respect to warrants held by certain lenders, the Company agreed to extend the expiration dates of certain warrants to purchase an aggregate of 53,291 shares of the Company’s common stock and reduce the exercise price of certain warrants to purchase an aggregate of 1,233,931 shares of the Company’s common stock. The expiration dates of the warrants were extended from dates ranging between December 31, 2017 through December 29, 2021 to new expiration dates ranging between December 31, 2019 and June 28, 2022. The exercise price of certain warrants was reduced from an exercise price ranging between $4.50 and $10.00 per share to $4.00 per share. The Company recognized a warrant modification charge of $18,962 during the year ended December 31, 2017, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates. The charge is reflected in warrant modification expense in the consolidated statements of operations. Of the warrants with the reduced exercise prices to purchase an aggregate 1,233,931 shares of the Company’s common stock, 1,219,444 of the warrants to purchase the Company’s common stock were reduced as consideration of extending the maturity dates of certain related party notes payable and are reflected as debt discount, net of notes payable in the consolidated balance sheet. See Note 7 – Notes Payable – Related Party Notes for details.

During the year ended December 31, 2018, the Company issued an aggregate of 207,084 shares of common stock pursuant to the exercise of warrants for aggregate gross proceeds of $414,168. The shares were issued pursuant to a warrant repricing program under which the exercise price for certain outstanding and exercisable warrants for the purchase of shares of common stock of the Company was reduced to $2.00 per share (reduced from exercises prices ranging from $4.00 to $5.00 per share). In connection with the share issuances, the Company issued to the purchasers of such shares additional two-year warrants for the purchase of an aggregate of 51,771 shares of common stock of the Company at an exercise price of $4.00 per share. The Company did not recognize a warrant modification charge as there was no incremental value of the modified warrants and additional warrants issued as compared to the original warrants, both valued as of the respective modification dates.

During the year ended December 31, 2018, the Company reduced the exercise price and extended the expiration date of a certain warrant held by an investor for the purchase of 10,000 shares of common stock of the Company. The exercise price of the warrant was reduced from $5.00 per share to $4.00 per share and the expiration date of the warrant was extended from May 2021 to May 2023. The Company recognized a warrant modification charge of $3,100, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates which is reflected in warrant modification expense in the consolidated statements of operations.

During the year ended December 31, 2018, with respect to warrants held by a certain related party, the Company agreed to extend the expiration dates and reduce the exercise price of certain warrants to purchase an aggregate 844,444 shares of the Company’s common stock as consideration of extending the maturity dates of certain notes payable. The expiration dates of the warrants were extended from December 2018 to December 2019. The exercise prices of the warrants were reduced from $4.00 per share to $1.50 per share. The Company recognized a warrant modification charge of $244,889 during the year ended December 31, 2018, which represents the incremental value of the modified warrants as compared to the original warrants, both valued as of the respective modification dates. The incremental modification expense has been recorded as debt discount and is being amortized over the remaining extended term of the respective note. See Note 7 – Notes Payable – Related Party Notes for details.

Warrant Activity Summary

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	1.92% - 2.91%	1.74% - 2.07%
Contractual term (years)	1.98 - 5.00	2.00 - 5.00
Expected volatility	128% - 141%	120% - 132%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the years ended December 31, 2018 and 2017 was approximately $1.06 and $1.54 per share, respectively.

See Note 6 – Accrued Expenses and Other Current Liabilities for details regarding exchanges of accrued expenses for shares of common stock and warrants to a consultant and certain directors of the Company. See Note 7 – Notes Payable for details associated with the issuance of warrants in connection with note issuances and the exchange of notes payable. See Note 9 – Commitments and Contingencies – Consulting Agreements for details associated with the issuance of warrants as compensation. See Note 10 – Stockholders’ Deficiency – Common Stock and Warrant Offerings for details associated with the issuance of warrants in connection with common stock and warrant offerings.

A summary of the warrant activity during the year ended December 31, 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2017	3,435,134	$4.47
Issued	266,521	3.31
Exercised	(207,084)	2.00
Expired	(11,168)	42.72
Outstanding, December 31, 2018	3,483,403	$3.63	2.1	$-

Exercisable, December 31, 2018	3,483,403	$3.63	2.1	$-

The following table presents information related to stock warrants at December 31, 2018:

Warrants Outstanding		Warrants Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$1.50 - $1.99	844,444	1.0	844,444
$2.00 - $2.99	75,000	4.8	75,000
$3.00 - $3.99	70,000	4.5	70,000
$4.00 - $4.99	2,179,635	2.4	2,179,635
$5.00 - $5.99	195,989	2.5	195,989
$6.00 - $7.99	40,000	1.6	40,000
$8.00 - $9.99	2,500	0.9	2,500
$10.00 - $14.99	40,400	1.2	40,400
$15.00 - $19.99	35,435	0.7	35,435
	3,483,403	2.1	3,483,403

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Years Ended
	December 31,
	2018	2017
Risk free interest rate	2.44% - 3.15%	1.77% - 1.88%
Expected term (years)	5.00 - 10.00	5.50 - 6.00
Expected volatility	129% - 141%	120% - 130%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the stock options granted during the years ended December 31, 2018 and 2017 was approximately $1.60 and $2.75 per share, respectively.

On February 14, 2017, the Compensation Committee reduced the exercise price of outstanding options for the purchase of an aggregate of 1,219,450 shares of common stock of the Company (with exercise prices ranging between $5.70 and $30.00 per share) to $4.70 per share, which was the closing price for the Company’s common stock on February 13, 2017, as reported by the OTCQB. The exercise price reduction related to options held by, among others, the Company’s executive officers and directors. The incremental value of the modified options compared to the original options, both valued as of the respective modification date, of $430,394 is being recognized over the vesting term of the options.

During the year ended December 31, 2017, the Company issued ten-year options to employees, directors, and an advisor of the Company to purchase an aggregate of 1,117,000 shares of common stock at exercise prices ranging between $2.80 to $3.35 per share. The options vest as follows: (i) options for the purchase of 283,336 shares vested immediately, (ii) options for the purchase of 372,338 shares vested on the one-year anniversary of the issuance date, (iii) options for the purchase of 372,332 shares vest on the two-year anniversary of the issuance date and (iv) options for the purchase of 88,994 shares vest on the three-year anniversary of the issuance date. The options had an aggregate grant date value of $3,070,600 which is being amortized over the vesting term of the respective options.

In January 2018, the Company granted a ten-year option to a consultant of the Company to purchase 10,000 shares of the Company’s common stock at an exercise price of $3.20 per share. The option vested ratably over three years on the issuance date anniversaries. The option had an aggregate grant date value of $33,700. During the year ended December 31, 2018, the option was forfeited in connection with the consultant’s termination and accordingly, no expense related to the option was recognized.

In January 2018, the Company granted the Former Senior VP a ten-year option to purchase 500,000 shares of the Company’s common stock at an exercise price of $3.40 per share. The option grant provided for vesting based upon the achievement of a certain performance condition. The grant date value of the option was $1,491,300, which was recognizable to the extent such milestone was deemed probable to occur. See Note 9 – Commitments and Contingencies for additional details regarding the Former Senior VP’s resignation and termination of the option.

In October 2018, the Company issued ten-year options to employees and directors of the Company to purchase an aggregate of 885,000 shares of common stock at an exercise price of $1.23 per share. The options vest as follows: (i) options for the purchase of 216,667 shares vested immediately, (ii) options for the purchase of 295,002 shares vest on the one-year anniversary of the issuance date, (iii) options for the purchase of 295,000 shares vest on the two-year anniversary of the issuance date and (iv) options for the purchase of 78,331 shares vest on the three-year anniversary of the issuance date. The options had an aggregate grant date value of $943,100 which is being amortized over the vesting term of the respective options.

In October 2018 and December 2018, the Company entered into agreements with certain members of its Scientific Advisory Board to provide advice and guidance in connection with scientific matters relating to the Company’s business. In connection with the agreements, the Company issued the advisors ten-year options to purchase up to an aggregate 110,000 shares of the Company’s common stock at an exercise price of $1.23 per share. The options vest ratably over three years on the issuance date anniversaries. The options had an aggregate grant date value of $125,800. The Company recognizes the fair value of the options as consulting expenses over the respective vesting terms of the options. The options were subject to the Company’s sequencing policy and, as a result, were recorded as derivative liabilities. The Company See Note 11 – Derivative Liabilities for additional details.

See Note 9 – Commitments and Contingencies for details regarding the issuance of options to certain Scientific Advisory Board members and the Executive VP.

A summary of the option activity during the year ended December 31, 2018 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2017	3,122,202	$4.25
Granted	2,180,000	1.81
Forfeited	(598,417)	3.50
Outstanding, December 31, 2018	4,703,785	$3.21	8.0	$-

Exercisable, December 31, 2018	2,952,460	$4.03	7.1	$-

The following table presents information related to stock options at December 31, 2018:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options
$1.00 - $1.99	1,670,000	9.6	391,667
$2.00 - $2.99	187,834	8.2	64,503
$3.00 - $3.99	1,615,334	7.9	1,268,673
$4.00 - $4.99	1,153,117	5.5	1,150,117
$5.00 - $5.99	5,000	5.5	5,000
$6.00 - $19.99	37,500	5.0	37,500
$20.00 - $30.00	35,000	3.2	35,000
	4,703,785	7.1	2,952,460

The following table presents information related to stock option expense:

				Weighted
				Average
				Remaining
	For the Years Ended		Unrecognized at	Amortization
	December 31,		December 31,	Period
	2018	2017	2018	(Years)
Consulting	$965,916	$1,558,392	$502,144	0.6
Research and development	340,471	481,041	551,073	1.5
General and administrative	902,542	1,373,459	963,729	1.0
	$2,208,929	$3,412,892	$2,016,946	1.0